Schedule of Segment Identifiable Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets	$ 664	$ 1,649	$ 5,292
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets	400	1,348	3,834
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets	93	126	1,266
Other Foreign Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated identifiable assets	$ 171	$ 175	$ 192